Balances and Transactions with Related Parties - Summary of Future undiscounted debt flows (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Current	$ 194,199,323	$ 174,942,492
Undiscounted cash flows, Non-current	1,126,552,308	1,161,739,184
One to three months
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Current	8,589,101	8,618,400
Three to twelve months
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Current	185,610,222	166,324,092
One to two years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	189,609,714	170,807,846
Two to three years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	185,020,106	166,767,908
Three to four years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	21,122,461	162,727,969
Four to five years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	21,064,749	18,458,990
More than five years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	$ 709,735,278	$ 642,976,471
Loan Payable | Enel Finance International NV | Netherlands
Estimates of undiscounted cash flows for loans payable
Nominal Interest	2.91%	2.89%
Undiscounted cash flows, Current	$ 194,199,323	$ 174,942,492
Undiscounted cash flows, Non-current	1,126,552,308	1,161,739,184
Loan Payable | Enel Finance International NV | Netherlands | One to three months
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Current	8,589,101	8,618,400
Loan Payable | Enel Finance International NV | Netherlands | Three to twelve months
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Current	185,610,222	166,324,092
Loan Payable | Enel Finance International NV | Netherlands | One to two years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	189,609,714	170,807,846
Loan Payable | Enel Finance International NV | Netherlands | Two to three years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	185,020,106	166,767,908
Loan Payable | Enel Finance International NV | Netherlands | Three to four years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	21,122,461	162,727,969
Loan Payable | Enel Finance International NV | Netherlands | Four to five years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	21,064,749	18,458,990
Loan Payable | Enel Finance International NV | Netherlands | More than five years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	$ 709,735,278	$ 642,976,471